BALANCE SHEET (AS RESTATED) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 07, 2020	Oct. 11, 2020
Current assets
Cash	$ 654,082			$ 459,749
Prepaid expenses	610,811			998,675
Total Current Assets	1,264,893			1,458,424
Investment securities held in Trust Account	300,110,102			300,011,579
TOTAL ASSETS	301,374,995			301,470,003
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities - Accrued expenses	2,506,887			120,564
Total Current Liabilities	3,206,887			120,564
Warrant liability	23,000,000			17,126,666
Deferred underwriting fee payable	10,500,000			10,500,000		$ 10,500,000
Total Liabilities	36,706,887			27,747,230
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 30,000,000 shares issued and outstanding at $10.00 per share redemption value	300,000,000	$ 300,000,000	$ 300,000,000	300,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding				0
Accumulated deficit		(27,261,775)	(29,136,806)	(26,278,018)		(22,545,434)
Total Shareholders' Deficit	(35,331,892)	$ (27,261,025)	$ (29,136,056)	(26,277,227)		(22,544,647)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	301,374,995			301,470,003
Redeemable Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, $0.0001 par value; 30,000,000 shares issued and outstanding at $10.00 per share redemption value				300,000,000		$ 300,000,000
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	750			791	[1]
Accumulated deficit	$ (35,332,642)			$ (26,278,018)

[1]	Includes up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option (see Note 5).